EQUITY STATEMENT - DKK DKK in Millions	Total	Share capital	Treasury shares	Retained earnings	Exchange rate adjust- ments	Cash flow hedges	Tax and other items	Total other reserves
Beginning of the year at Dec. 31, 2013		DKK 550
Transactions with owners:
Reduction of the B share capital (note 4.1)		(20)
Balance at the end of the year at Dec. 31, 2014	DKK 40,294	530	DKK (11)	DKK 41,277	DKK (248)	DKK (2,221)	DKK 967	DKK (1,502)
Net profit for the year	34,860			34,860
Other comprehensive income for the year	1,108			(37)	(669)	1,535	279	1,145
Total comprehensive income for the year	35,968			34,823	(669)	1,535	279	1,145
Transactions with owners:
Dividends (note 4.1)	(12,905)			(12,905)
Share-based payments (note 5.1)	442			442
Tax related to restricted stock units (note 2.6)	366			366
Purchase of treasury shares (note 4.1)	(17,229)		(10)	(17,219)
Sale of treasury shares (note 4.1)	33		1	32
Reduction of the B share capital (note 4.1)	0	(10)	10
Balance at the end of the year at Dec. 31, 2015	46,969	520	(10)	46,816	(917)	(686)	1,246	(357)
Net profit for the year	37,925			37,925
Other comprehensive income for the year	(1,191)			(205)	(7)	(1,229)	250	(986)
Total comprehensive income for the year	36,734			37,720	(7)	(1,229)	250	(986)
Transactions with owners:
Dividends (note 4.1)	(23,830)			(23,830)
Share-based payments (note 5.1)	368			368
Tax related to restricted stock units (note 2.6)	85			85
Purchase of treasury shares (note 4.1)	(15,057)		(9)	(15,048)
Reduction of the B share capital (note 4.1)	0	(10)	10
Balance at the end of the year at Dec. 31, 2016	45,269	510	(9)	46,111	(924)	(1,915)	1,496	(1,343)
Net profit for the year	38,130			38,130
Other comprehensive income for the year	1,795			103	(632)	3,942	(1,618)	1,692
Total comprehensive income for the year	39,925			38,233	(632)	3,942	(1,618)	1,692
Transactions with owners:
Dividends (note 4.1)	(18,844)			(18,844)
Share-based payments (note 5.1)	292			292
Tax related to restricted stock units (note 2.6)	18			18
Purchase of treasury shares (note 4.1)	(16,845)		(12)	(16,833)
Reduction of the B share capital (note 4.1)	0	(10)	10
Balance at the end of the year at Dec. 31, 2017	DKK 49,815	DKK 500	DKK (11)	DKK 48,977	DKK (1,556)	DKK 2,027	DKK (122)	DKK 349